PENSION LIABILITIES, NET (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Number of participants | item		1
Net periodic benefit cost, discount rate	2.70%
Actuarial gain (loss) | $	$ 174	$ (533)	$ (1,291)